Income tax - Reconciliations between statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliations of differences between PRC statutory income tax rate and Group's effective income tax rate
Statutory income tax rate (as a percent)	34.00%
PRC
Reconciliations of differences between PRC statutory income tax rate and Group's effective income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential tax rates	(7.67%)
R&D super deduction (as a percent)	(0.29%)	(0.18%)	(0.25%)
Non-deductible expenses (as a percent)	0.53%	0.72%	2.44%
Non-taxable income (as a percent)		(0.09%)	(3.20%)
Different tax rate of subsidiary operation in other jurisdiction (as a percent)	(0.63%)	0.58%
True up (as a percent)	(0.02%)	(0.08%)
Others (as a percent)			(0.02%)
Effective income tax rate (as a percent)	16.92%	25.95%	23.97%